INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
2023 remaining	$ 639
2024	1,237
2025	723
2026	15
2027	15
2028 and thereafter	43
Total	$ 2,672